Other liabilities - Schedule of Changes in Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning balance	$ 15.9
Asset retirement obligations, ending balance	24.3	$ 15.9
APR Energy
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning balance	15.9	37.4
Liabilities acquired	10.3	6.5
Liabilities incurred	(2.4)	(1.2)
Liabilities settled	0.0	(37.1)
Change in estimated cash flows	0.8	1.2
Provision reassessment	(0.7)	8.9
Accretion expense	0.4	0.2
Asset retirement obligations, ending balance	$ 24.3	$ 15.9